As filed with the Securities and Exchange Commission on July 31, 2020

File Nos: 811-04262 & 002-96538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 82	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 84	[x]

(Check appropriate box or boxes.)

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Address of principal executive offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: 434-846-1361

DAVID D. BASTEN

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Name and Address of Agent of Service)

MAGGIE BULL, ESQUIRE

ULTIMUS FUND SOLUTIONS, LLC

225 PICTORIA DRIVE, SUITE 450

CINCINNATI, OH 45246

DAVID C. MAHAFFEY, ESQUIRE

SULLIVAN & WORCESTER LLP

1666 K STREET, NW

WASHINGTON, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
X	on August 17, 2020, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of American Pension Investors Trust (the “Registrant”) on Form N-1A on behalf of the Yorktown Treasury Advanced Total Return Fund (the “Fund”) is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933, as amended, which was filed for the purpose of registering the Fund as a new series. This Post-Effective Amendment No. 82 to the Registration Statement of the Registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 78 to the Registration Statement of the Registrant filed with the U.S. Securities and Exchange Commission on May 20, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 31st day of July, 2020.

AMERICAN PENSION INVESTORS TRUST

/s/ David D. Basten
David D. Basten, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David D. Basten	Trustee and President (Principal Executive Officer)	July 31, 2020
David D. Basten

/s/ David M. Basten	Trustee	July 31, 2020
David M. Basten

/s/ Mark A. Borel	Trustee	July 31, 2020
* Mark A. Borel

/s/ Stephen B. Cox	Trustee	July 31, 2020
* Stephen B. Cox

/s/ G. Edgar Dawson III	Trustee	July 31, 2020
* G. Edgar Dawson III

/s/ Wayne C. Johnson	Trustee	July 31, 2020
* Wayne C. Johnson

/s/ Charles D. Foster	Chief Financial Officer	July 31, 2020
Charles D. Foster

*By:	/s/ David D. Basten
David D. Basten

Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.